Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Net Sales	$ 516,251	$ 547,542
Costs and expenses:
Selling, general and administrative	21,039	21,894
Depreciation and amortization	3,070	2,526
Costs and Expenses	491,733	526,468
EARNINGS FROM OPERATIONS	24,518	21,074
Gain on economic hedges of risk	1,848	9,306
Interest expense	(3,072)	(2,218)
Other income	20	27
EARNINGS BEFORE INCOME TAXES	23,314	28,189
Provision for income taxes:
Current	5,175	3,519
Deferred	794	3,326
Income tax	5,969	6,845
NET EARNINGS	$ 17,345	$ 21,344
Net earnings per share:
Basic (in dollars per share)	$ 2.39	$ 2.91
Diluted (in dollars per share)	2.39	2.91
Cash dividends, per share (in dollars per share)	$ 0.1	$ 0.08
Material Sold Expense [Member]
Costs and expenses:
Cost of Goods and Services Sold	$ 417,143	$ 456,419
Processing and Warehouse Expense [Member]
Costs and expenses:
Cost of Goods and Services Sold	26,690	21,146
Delivery Expense [Member]
Costs and expenses:
Cost of Goods and Services Sold	$ 23,791	$ 24,483